Intangible Assets - Schedule (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Accumulated amortization	$ (3,919)	$ (3,093)	$ (1,602)
Net Book Value	22,318	25,164
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Balance - Cost	41,851	44,877	44,877
Balance - Accumulated amortization	(19,533)	(19,713)	(16,427)
Additions - Cost	0	0
Additions - Accumulated amortization	(2,846)	(3,286)
Write-offs - Cost	(3,026)
Write-offs - Accumulated Amortization	3,026
Net Book Value	22,318	25,164	$ 28,450
Net Book Value - Additions	$ (2,846)	$ (3,286)